Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 21:	Quarterly Financial Data (Unaudited)

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2016 and 2015.

	Three Months Ended
2016:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,038	$4,187	$4,166	$4,244
Total interest expense	475	437	432	440

Net interest income	3,563	3,750	3,734	3,804

Provision (credit) for loan losses	71	105	131	(6)
Other income	867	902	1,056	856
General, administrative and other expense	3,141	3,251	3,345	3,333

Income before income taxes	1,218	1,296	1,314	1,333
Federal income taxes	373	389	386	432

Net income	$845	$907	$928	$901

Earnings per share
Basic	$0.18	$0.18	$0.18	$0.18

Diluted	$0.17	$0.18	$0.18	$0.18

	Three Months Ended
2015:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$3,859	$4,040	$4,118	$4,065
Total interest expense	581	582	578	542

Net interest income	3,278	3,458	3,540	3,523

Provision for loan losses	116	145	126	166
Other income	992	935	987	938
Gain on sale of securities - net	3,184	3,112	3,182	3,062
General, administrative and other expense
	970	1,136	1,219	1,233
Income before income taxes	276	331	360	367
Federal income taxes
	$694	$805	$859	$866
Net income

Earnings per share
Basic	$0.14	$0.16	$0.17	$0.18

Diluted	$0.14	$0.16	$0.17	$0.17